Share-based payments - Summary of number of shares in active share option plans (Details) - Option	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Performance Shares | Share option plan, granted in 2013 | Options outstanding (exercisable)
Share-based payments
At beginning of period		69
Shares exercised		(69)
At end of period
Performance Shares | Share option plan, granted in 2014 | Options outstanding (exercisable)
Share-based payments
At beginning of period		1,151,851
Shares exercised		(1,151,851)
At end of period
Performance Shares | Share option plan, granted in 2015 | Options outstanding (not exercisable)
Share-based payments
Shares awarded		26,277
Shares vested		(26,277)
Performance Shares | Share option plan, granted in 2015 | Options outstanding (exercisable)
Share-based payments
At beginning of period	1,183,287	1,251,052
Shares vested		26,277
Shares exercised	(1,183,287)	(94,042)
At end of period		1,183,287
Performance Shares | Share option plan, granted in 2016 | Options outstanding (not exercisable)
Share-based payments
Shares awarded	35,895	31,575
Shares vested	(35,895)	(31,575)
Performance Shares | Share option plan, granted in 2016 | Options outstanding (exercisable)
Share-based payments
At beginning of period	1,423,870	1,427,960
Shares vested	35,895	31,575
Shares exercised	(177,522)	(35,665)
At end of period	1,282,243	1,423,870
Performance Shares | Share option plan, granted in 2017 | Options outstanding (not exercisable)
Share-based payments
Shares awarded	29,651	26,381
Shares lapsed	(70)
Shares vested	(29,581)	(26,381)
Performance Shares | Share option plan, granted in 2017 | Options outstanding (exercisable)
Share-based payments
At beginning of period	1,172,343	1,209,932
Shares lapsed		(1,146)
Shares vested	29,581	26,381
Shares exercised	(42,610)	(62,824)
At end of period	1,159,314	1,172,343
Performance Shares | Share option plan, granted in 2018 | Options outstanding (not exercisable)
Share-based payments
Shares awarded	37,102	33,926
Shares lapsed	(1,032)
Shares vested	(36,070)	(33,926)
Performance Shares | Share option plan, granted in 2018 | Options outstanding (exercisable)
Share-based payments
At beginning of period	1,515,273	1,564,454
Shares lapsed		(2,320)
Shares vested	36,070	33,926
Shares exercised	(74,885)	(80,787)
At end of period	1,476,458	1,515,273
Performance Shares | Share option plan, granted in 2019 | Options outstanding (not exercisable)
Share-based payments
Shares awarded	37,188	34,750
Shares lapsed	(1,493)
Shares vested	(35,695)	(34,750)
Performance Shares | Share option plan, granted in 2019 | Options outstanding (exercisable)
Share-based payments
At beginning of period	1,518,848	1,770,998
Shares lapsed		(667)
Shares vested	35,695	34,750
Shares exercised	(97,191)	(286,233)
At end of period	1,457,352	1,518,848
Performance Shares | Share option plan, granted in 2020 | Options outstanding (not exercisable)
Share-based payments
Shares awarded	26,635	24,304
Shares lapsed	(1,879)
Shares vested	(24,756)	(24,304)
Performance Shares | Share option plan, granted in 2020 | Options outstanding (exercisable)
Share-based payments
At beginning of period	1,071,405	1,241,998
Shares lapsed		(1,666)
Shares vested	24,756	24,304
Shares exercised	(62,325)	(193,231)
At end of period	1,033,836	1,071,405
Performance Shares | Share option plan, granted in 2021 | Options outstanding (not exercisable)
Share-based payments
At beginning of period		3,632,199
Shares awarded	21,432	81,393
Shares lapsed	(11,583)	(1,878,836)
Shares vested	(9,849)	(1,834,756)
At end of period
Performance Shares | Share option plan, granted in 2021 | Options outstanding (exercisable)
Share-based payments
At beginning of period	891,443
Shares lapsed		(130,135)
Shares vested	9,849	1,834,756
Shares exercised	(81,222)	(813,178)
At end of period	820,070	891,443
Performance Shares | Share option plan, granted in 2022 | Options outstanding (not exercisable)
Share-based payments
At beginning of period	3,918,992	4,665,701
Shares awarded	83,051	6,005
Shares lapsed	(2,502,398)	(705,299)
Shares vested	(1,499,645)	(47,415)
At end of period		3,918,992
Performance Shares | Share option plan, granted in 2022 | Options outstanding (exercisable)
Share-based payments
At beginning of period	47,415	5,951
Shares vested	1,499,645	47,415
Shares exercised	(540,593)	(5,951)
At end of period	1,006,467	47,415
Performance Shares | Share option plan, granted in 2023 | Options outstanding (not exercisable)
Share-based payments
At beginning of period	4,031,442	4,638,991
Shares awarded	828	3,066
Shares lapsed	(317,038)	(610,615)
Shares vested	(6,375)
At end of period	3,708,857	4,031,442
Performance Shares | Share option plan, granted in 2023 | Options outstanding (exercisable)
Share-based payments
Shares vested	6,375
Shares exercised	(6,375)
Performance Shares | Share option plan, granted in 2024 | Options outstanding (not exercisable)
Share-based payments
At beginning of period	6,598,782
Shares awarded	6,583	7,110,973
Shares lapsed	(1,216,776)	(512,191)
Shares vested	(67,951)
At end of period	5,320,638	6,598,782
Performance Shares | Share option plan, granted in 2024 | Options outstanding (exercisable)
Share-based payments
Shares vested	67,951
Shares exercised	(67,951)
Performance Shares | Share option plan granted In 2025 | Options outstanding (not exercisable)
Share-based payments
Shares awarded	8,090,985
Shares lapsed	(611,953)
At end of period	7,479,032
Restricted Shares | Share option plan, granted in 2023, vesting in 2024 | Options outstanding (not exercisable)
Share-based payments
At beginning of period		195,310
Shares vested		(195,310)
At end of period
Restricted Shares | Share option plan, granted in 2023, vesting in 2024 | Options outstanding (exercisable)
Share-based payments
Shares vested		195,310
Shares exercised		(195,310)
Restricted Shares | Share option plan, granted in 2023, vesting in 2025 | Options outstanding (not exercisable)
Share-based payments
At beginning of period	320,025	88,465
Shares awarded	16,894	260,000
Shares lapsed	(295,844)	(28,440)
Shares vested	(41,075)
At end of period		320,025
Restricted Shares | Share option plan, granted in 2023, vesting in 2025 | Options outstanding (exercisable)
Share-based payments
Shares vested	41,075
Shares exercised	(41,075)
Restricted Shares | Share option plan, granted in 2023, vesting in 2026 | Options outstanding (not exercisable)
Share-based payments
At beginning of period	794,075	727,645
Shares awarded	832	170,000
Shares lapsed	(238,242)	(103,570)
Shares vested	(146,110)
At end of period	410,555	794,075
Restricted Shares | Share option plan, granted in 2023, vesting in 2026 | Options outstanding (exercisable)
Share-based payments
Shares vested	146,110
Shares exercised	(146,110)
Restricted Shares | Share option plan, granted in 2024, vesting in 2025 | Options outstanding (not exercisable)
Share-based payments
At beginning of period	149,640
Shares awarded	770	149,640
Shares vested	(105,100)
At end of period	45,310	149,640
Restricted Shares | Share option plan, granted in 2024, vesting in 2025 | Options outstanding (exercisable)
Share-based payments
Shares vested	105,100
Shares exercised	(105,100)
Restricted Shares | Share option plan, granted in 2024, vesting in 2026 | Options outstanding (not exercisable)
Share-based payments
At beginning of period	234,965
Shares awarded		282,170
Shares lapsed	(81,850)	(47,205)
Shares vested	(58,175)
At end of period	94,940	234,965
Restricted Shares | Share option plan, granted in 2024, vesting in 2026 | Options outstanding (exercisable)
Share-based payments
Shares vested	58,175
Shares exercised	(58,175)
Restricted Shares | Share option plan, granted in 2024, vesting in 2027 | Options outstanding (not exercisable)
Share-based payments
At beginning of period	786,290
Shares awarded		914,085
Shares lapsed	(157,455)	(127,795)
At end of period	628,835	786,290
Restricted Shares | Share option plan, granted in 2024, vesting in 2028 | Options outstanding (not exercisable)
Share-based payments
At beginning of period	90,630
Shares awarded		90,630
At end of period	90,630	90,630
Restricted Shares | Share option plan, granted in 2024, vesting in 2029 | Options outstanding (not exercisable)
Share-based payments
At beginning of period	90,630
Shares awarded		90,630
At end of period	90,630	90,630
Restricted Shares | Share option plan, granted in 2024, vesting in 2030 | Options outstanding (not exercisable)
Share-based payments
At beginning of period	90,630
Shares awarded		90,630
At end of period	90,630	90,630
Restricted Shares | Share option plan, granted in 2025, vesting in 2025 | Options outstanding (not exercisable)
Share-based payments
Shares awarded	31,278
Shares vested	(31,278)
Restricted Shares | Share option plan, granted in 2025, vesting in 2025 | Options outstanding (exercisable)
Share-based payments
Shares vested	31,278
Shares exercised	(31,278)
Restricted Shares | Share option plan, granted in 2025, vesting in 2026 | Options outstanding (not exercisable)
Share-based payments
Shares awarded	707,123
Shares lapsed	(14,409)
At end of period	692,714
Restricted Shares | Share option plan, granted in 2025, vesting in 2027 | Options outstanding (not exercisable)
Share-based payments
Shares awarded	467,658
At end of period	467,658
Restricted Shares | Share option plan, granted in 2025, vesting in 2028 | Options outstanding (not exercisable)
Share-based payments
Shares awarded	1,754,135
Shares lapsed	(283,050)
At end of period	1,471,085